Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,575,000
Previously Paid Amount	0.00
Total Fee Amount	398.03
Total Offset Amount	0.00
Net Fee	398.03
Narrative - Max Aggregate Offering Price	$ 4,575,000
Final Prospectus	true